THE ADVISORS' INNER CIRCLE FUND

                    THOMSON HORSTMANN & BRYANT MICROCAP FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED MARCH 1, 2017
                          TO THE FUND'S PROSPECTUS AND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
                            EACH DATED MARCH 1, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Until on or around March 31, 2017 (the "Effective Date"), Mr. Chad M. Nelson will serve as a portfolio manager of the Fund. Accordingly, until the Effective Date, the Prospectus and SAI are hereby amended and supplemented as follows:

1. The following paragraph is hereby added in the "Fund Summary - Portfolio Managers" section of the Prospectus:

          Chad M. Nelson, Portfolio Manager and Principal, has managed the Fund since its inception in 2012.

2. The following paragraph is hereby added in the "Portfolio Managers" section of the Prospectus:

          Chad M. Nelson, Portfolio Manager and Principal, joined the Adviser in 1999 and has served as a Portfolio Manager on the Adviser's micro cap products since 2002, and on the Adviser's small cap products since 2005. Before joining the Adviser, Mr. Nelson worked for Lazard Asset Management in its New York and London offices from 1995 to 1999. He received an MBA from the University of Missouri in 1995, and a BS from Northwest Missouri State University in 1993. Mr. Nelson is a Chartered Financial Analyst.

3. The following row is hereby added to the "Fund Shares Owned by the Portfolio Managers" table in "The Portfolio Managers" section of the SAI:

--------------------------------------------------------------------------------
     NAME                               DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
Chad M. Nelson                                    None
--------------------------------------------------------------------------------

(1)  Valuation date is October 31, 2016.

4. The following row is hereby added to the "Other Accounts" table in "The Portfolio Managers" section of the SAI:

--------------------------------------------------------------------------------------------------------------------

                               REGISTERED                  OTHER POOLED
                           INVESTMENT COMPANIES         INVESTMENT VEHICLES                OTHER ACCOUNTS(1)
--------------------------------------------------------------------------------------------------------------------
                         NUMBER OF   TOTAL ASSETS     NUMBER OF      TOTAL ASSETS      NUMBER OF      TOTAL ASSETS
NAME                     ACCOUNTS   (IN MILLIONS)     ACCOUNTS      (IN MILLIONS)      ACCOUNTS      (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------
Chad M. Nelson              1            $58              3              $175             19               $439
--------------------------------------------------------------------------------------------------------------------

(1) Includes 1 account managed with a performance-based fee, representing approximately $215 million in assets.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 THB-SK-005-0100